Fair Values	12 Months Ended
Dec. 31, 2024
Disclosure of fair value measurement of assets [abstract]
Fair Values

NOTE 4. FAIR VALUES
The Group classifies the fair values of the financial instruments in 3 levels, according to the quality of the data used for their determination
Fair Value Level 1: The fair value of financial instruments traded in active markets (as publicly traded derivative instruments, debt securities or instruments available for sale) is based on the quoted market prices as of the date of the reporting period. If the quoted price is available within the 5 business days of the valuation date, and there is an active market for the instrument, this will be included in Level 1.
Fair Value Level 2: The fair value of financial instruments not traded in active markets, for example, over-the-counter derivatives, is determined using valuation techniques that maximize the use of observable inputs. If all the significant inputs required to obtain the fair value of a financial instrument are observable, the instrument is included in Level 2. If all or some of the inputs required to determine the price are not observable, the instrument will be included in Level 3.
Fair Value Level 3: If one or more relevant inputs are not based on observable market data, the instrument is included in Level 3.
Valuation Techniques
The valuation techniques to determine fair values include:
•Market prices for similar instruments.
•Determining the estimated present value of instruments.
The valuation technique to determine the fair value Level 2 is based on data other than the quoted price included in Level 1, which are directly observable for assets or liabilities, both directly (i.e., prices) and indirectly (i.e., deriving from prices).
Financial instruments classified as level 3 mainly include equity instruments for which the fair value was calculated with the assistance of independent appraisers using methods of future discounted cash flows involving a combined income and market approach.
The valuation technique to determine the fair value of other Level 3 financial instruments is based on a method that compares the existing spread between the curve of sovereign bonds and the average yield of primary offerings, for different segments, according to the different risk ratings. If there are no representative primary offerings during the month, the following alternatives will be used:
(i)Secondary market prices of instruments under the same conditions, which had quoted in the evaluation month.
(ii)prior month bidding and/or secondary market prices, which will be taken based on their representativeness.
(iii)prior month spread applied to the sovereign curve.
(iv)A specific margin is applied, defined according to historical yields of instruments under the same conditions.
As stated above, the rates and spreads to be used to discount future cash flows and originate the price of the instrument are determined.
All the modifications to the valuation methods are previously discussed and approved by the Group’s key personnel.
The Group’s financial instruments measured at fair value at the end of the reporting period are detailed below:

Portfolio of Instruments as of 12.31.24	Fair Value Level 1	Fair Value Level 2	Fair Value Level 3
Assets
Argentine Central Bank’s Bills and Notes	2,816,801	—	—
Government Securities	1,450,991,646	12,416,632	31,851,611
Corporate Securities	62,051,013	73,030,873	4,768,406
Derivative Financial Instruments	—	4,517,903	—
Other Debt Securities	1,512,345,135	982,634,164	2,553,142
Other Financial Assets	341,279,478	47,144	20,677,139
Loans and Other Financing	—	26,974,180	—
Financial Assets Pledged as Collateral	34,531,438	124,991,769	—
Investments in Equity Instruments	10,446,504	—	35,246,796
Total Assets	3,414,462,015	1,224,612,665	95,097,094
Liabilities
Liabilities at fair value through profit or loss (*)	9,777,215	—	—
Derivative Financial Instruments	—	8,329,699	—
Total Liabilities	9,777,215	8,329,699	—
Total	3,404,684,800	1,216,282,966	95,097,094
(*)They include the operations of obligations for operations with Government Securities of third parties.

Portfolio of Instruments as of 12.31.23	Fair Value Level 1	Fair Value Level 2	Fair Value Level 3
Assets
Government Securities	1,352,100,214	2,204,339	—
Corporate Securities	59,676,329	1,127,388	586,750
Derivative Financial Instruments	48,836	83,385,885	—
Other Debt Securities	25,159,309	25,265,966	—
Other Financial Assets	116,508,094	50,928	—
Financial Assets Pledged as Collateral	85,241,078	—	—
Investments in Equity Instruments	6,406,453	—	16,378,957
Total Assets	1,645,140,313	112,034,506	16,965,707
Liabilities
Liabilities at fair value through profit or loss (*)	116,994,621	—	—
Derivative Financial Instruments	—	28,935,340	—
Total Liabilities	116,994,621	28,935,340	—
Total	1,528,145,692	83,099,166	16,965,707
(*)Include the operations of obligations for operations with Government Securities of third parties.
The evolution of instruments included in Level 3 Fair Value is detailed below:

Level 3	12.31.23	Transfers(*)	Recognition	Derecognition	Income (Loss)	Inflation Effect	12.31.24
Government Securities	—	27,559,656	7,656,760	(1,816,970)	3,803,350	(5,351,185)	31,851,611
Corporate Securities	586,750	3,684,969	5,211,105	(3,316,469)	(267,420)	(1,130,529)	4,768,406
Other Debt Securities	—	—	2,452,871	—	100,271	—	2,553,142
Other Financial Assets	—	—	22,646,415	(2,589,263)	619,987	—	20,677,139
Investments in Equity Instruments	16,378,957	—	18,567,711	(4,435,586)	16,456,888	(11,721,174)	35,246,796
Total	16,965,707	31,244,625	56,534,862	(12,158,288)	20,713,076	(18,202,888)	95,097,094
(*)Include the movements of levels of financial instruments classified as fair value Level 3, as described below.
The Group's policy is to recognize transfers at the end of each month between fair value levels for the transfer to Level 3 of instruments that do not have observable market prices and for the movement to Level 1 of instruments that have observable market prices at the end of each month. Transfers are also recognized for those cases in which an instrument, in order to obtain a representative price by accruing an IRR, was categorized as Level 2.
The transfers occurred due to the transfer to Level 3 of the instruments that do not have observable market prices at the end of the period for a total of Ps.33,576,752, due to the transfer to Level 1 of the instruments that were in Level 3 for a total of Ps.(1,813,977) and due to the transfer to Level 2 of the instruments that were in Level 3 for a total of Ps.(518,150).

Level 3	12.31.22	Transfers(*)	Recognition	Derecognition	Income (Loss)	Inflation Effect	12.31.23
Government Securities	—	6,501,418	2,510,965	(11,786,949)	3,784,567	(1,010,001)	—
Corporate Securities	4,599,441	4,389,011	23,484,716	(22,555,780)	3,190,443	(12,521,081)	586,750
Investments in Equity Instruments	15,684,822	—	1,900,698	(6,163,059)	24,210,203	(19,253,707)	16,378,957
Total	20,284,263	10,890,429	27,896,379	(40,505,788)	31,185,213	(32,784,789)	16,965,707
(*)Include the movements of levels of financial instruments classified as fair value Level 3, as described below.
The transfers occurred due to the movement to Level 3 of instruments that do not have observable valuation prices at the end of the period, totaling Ps.6,964,172; the movement to Level 1 of instruments that were previously in Level 3 but had observable market quotations at the end of the period, totaling Ps.(882,215), and the movement to Level 2 of instruments that were in Level 3, and for which, to obtain a representative price, the last market yield to maturity (YTM) was accrued, totaling Ps.4,808,472.
The Group included below the fair value of the instruments not carried at fair value as of the year-end.

Items of Assets/Liabilities as of 12.31.24	Book Value	Fair Value	Fair Value Level 1	Fair Value Level 2	Fair Value Level 3
Assets
Cash and Due from Banks	7,322,813,233	7,322,813,233	7,322,813,233	—	—
Loans and Other Financing	15,594,049,791	15,676,206,090	—	—	15,676,206,090
Other Financial Assets	1,523,168,636	1,542,936,332	1,489,565,745	—	53,370,587
Other Debt Securities	2,367,129,719	2,187,070,553	742,471,831	—	1,444,598,722
Financial Assets Pledged as Collateral	1,452,094,178	1,401,203,968	1,401,203,968	—	—
Liabilities
Deposits	20,231,127,931	20,232,584,596	—	3,378,348,713	16,854,235,883
Repurchase Transactions	423,095,210	423,095,210	423,095,210	—	—
Financing Received from the Argentine Central Bank and Other Financial Institutions	479,636,814	478,540,293	—	12,139	478,528,154
Debt Securities	1,096,011,970	1,092,249,540	1,090,236,004	—	2,013,536
Subordinated Debt Securities	288,917,745	286,129,831	—	—	286,129,831
Other Financial Liabilities	3,868,112,993	3,847,044,492	—	318,124,338	3,528,920,154

Items of Assets/Liabilities as of 12.31.23	Book Value	Fair Value	Fair Value Level 1	Fair Value Level 2	Fair Value Level 3
Assets
Cash and Due from Banks	4,718,751,562	4,718,751,562	4,718,751,562	—	—
Repurchase Transactions	2,766,551,954	2,766,551,954	2,766,551,954	—	—
Loans and Other Financing	7,283,530,406	7,293,368,970	—	—	7,293,368,970
Other Financial Assets	304,520,556	322,871,166	240,360,719	—	82,510,447
Other Debt Securities	4,503,892,247	4,504,905,282	3,807,401,576	62,754,861	634,748,845
Financial Assets Pledged as Collateral	935,063,901	935,200,065	935,200,065	—	—
Liabilities
Deposits	13,494,564,030	13,496,170,607	—	—	13,496,170,607
Repurchase Transactions	55,196,186	55,196,186	—	—	55,196,186
Financing Received from the Argentine Central Bank and Other Financial Institutions	326,569,454	325,659,435	—	—	325,659,435
Debt Securities	219,201,761	215,538,838	179,008,238	—	36,530,600
Subordinated Debt Securities	486,118,312	475,413,769	—	—	475,413,769
Other Financial Liabilities	3,010,456,587	3,009,333,602	—	—	3,009,333,602